Summary of Significant Accounting Policies - Schedule of Net Loss Per Share of Common Stock (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Net Income (Loss) Attributable to Parent [Abstract]
Allocation of net loss including shares of common stock subject to possible redemption, Redeemable		$ (2,091,672)
Basic and diluted weighted average shares outstanding, redeemable common stock		26,492,055
Basic and diluted net loss per share of common stock, Redeemable		$ (0.08)
Allocation of net loss including shares of common stock subject to possible redemption, Non-Redeemable		$ (541,088)
Weighted average redeemable common stock outstanding, Non-Redeemable		6,853,151
Basic and diluted net loss per share	$ 0.00	$ (0.08)